Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Prepaid expenses	163,443	344,696	52,979
Staff field advances	22,429	6,735	1,035
Interest receivables	13,576	17,644	2,712
Receivables for the disposal of certain construction-in-progress	20,290	—	—
Tax recoverables	309,426	376,642	57,889
Deposits	19,596	30,669	4,714
Loan to third parties	62,433	60,805	9,345
Other receivables	165,938	96,559	14,840

	777,131	933,750	143,514